BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED OCTOBER 8, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 29, 2024, AS SUPPLEMENTED
MFS® Value Portfolio
Effective December 31, 2024 (“Effective Date”), Thomas Crowley will serve as a portfolio manager of MFS® Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. As of June 30, 2024, Mr. Crowley did not beneficially own any equity securities of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.
As of the Effective Date, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Nevin Chitkara, Investment Officer of MFS, has been a portfolio manager of the Portfolio since 2008. Mr. Chitkara was a manager of one of the Portfolio’s predecessor funds from 2006 to 2008. Katherine Cannan, Investment Officer of MFS, has been a portfolio manager of the Portfolio since 2019. Thomas Crowley, Investment Officer of MFS, has been a portfolio manager of the Portfolio since December 2024. Effective on or about May 1, 2026, it is expected that Mr. Chitkara will retire and will no longer serve as a portfolio manager of the Portfolio.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last paragraph of the section is deleted in its entirety and replaced with the following:
Nevin Chitkara has been co-manager of the Portfolio since 2008, Katherine Cannan has been a co-manager of the Portfolio since 2019 and Thomas Crowley has been a co-manager of the Portfolio since December 2024. Mr. Chitkara was a manager of one of the Portfolio’s predecessor funds from 2006 to 2008. Mr. Chitkara is an Investment Officer of MFS and has been employed in the investment area of MFS since 1997. Ms. Cannan is an Investment Officer of MFS and has been employed in the investment area of MFS since 2013. Mr. Crowley is an Investment Officer of MFS and has been employed in the investment area of MFS since 2007. Effective on or about May 1, 2026, it is expected that Mr. Chitkara will retire and will no longer serve as a portfolio manager of the Portfolio.
As of the Effective Date, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Mr. Crowley is added immediately following the information included therein with respect to Mr. Chitkara:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Thomas Crowley[3], MFS® Value Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
3Other accounts managed information is as of June 30, 2024.
As of the Effective Date, in Appendix C of the SAI, the first sentence in the fifth paragraph of the Portfolio’s “Compensation” section is deleted in its entirety and replaced with the following:

With respect to Ms. Cannan and Messrs. Marston, Gorham, Munko, Chitkara, and Crowley, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE